Shareholder Report, Average Annual Return (Details)	12 Months Ended	41 Months Ended	46 Months Ended	60 Months Ended	81 Months Ended	106 Months Ended	112 Months Ended	120 Months Ended
	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024
C000225681 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.27%	2.27%
C000225682 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.49%	2.44%
C000225683 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.74%	0.23%
C000225684 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.75%	1.73%
C000225685 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.64%	2.60%
C000225700 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.37%	2.44%
C000225696 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.70%	2.64%
C000225697 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.84%	0.40%
C000225698 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.85%	1.89%
C000225699 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.85%	2.79%
C000225702 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.10%	2.61%
C000225701 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.20%	2.78%
C000225703 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.42%	0.57%
C000225704 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.47%	2.07%
C000225705 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.36%	2.94%
C000225710 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.66%	2.94%
C000225706 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.87%	3.14%
C000225707 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.04%	0.92%
C000225708 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.24%	2.45%
C000225709 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.02%	3.30%
C000225715 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.58%	3.28%
C000225714 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.79%	3.48%
C000225713 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.91%	1.25%
C000225712 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.05%	2.76%
C000225711 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.95%	3.64%
C000225716 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.37%	3.77%
C000225717 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.58%	3.97%
C000225718 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.67%	1.70%
C000225720 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.85%	3.25%
C000225719 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.74%	4.13%
C000225721 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.03%	4.29%
C000225722 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.25%	4.49%
C000225723 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	6.29%	2.21%
C000225724 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.51%	3.77%
C000225725 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.52%	4.65%
C000225726 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.86%	4.76%
C000225727 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	14.07%	4.97%
C000225728 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	6.96%	2.68%
C000225730 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.23%	4.22%
C000225729 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	14.12%	5.10%
C000225735 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	14.13%	4.99%
C000225731 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	14.35%	5.19%
C000225732 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.32%	2.94%
C000225733 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.61%	4.47%
C000225734 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	14.49%	5.38%
C000225689 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	14.45%	5.19%
C000225686 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	14.67%	5.36%
C000225687 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.73%	3.10%
C000225688 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.93%	4.64%
C000225690 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	14.83%	5.52%
C000225692 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	14.56%	5.37%
C000225693 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	14.79%	5.55%
C000225695 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.63%	3.25%
C000225694 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.93%	4.82%
C000225691 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	14.94%	5.71%
C000014670 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.61%			3.64%				3.67%
C000153102 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.07%			3.14%			3.08%
C000014690 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.96%			5.24%				4.96%
C000153106 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.50%			4.73%			4.24%
C000014689 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.71%			6.93%				6.36%
C000153105 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.16%			6.41%			5.57%
C000014688 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.11%			8.43%				7.62%
C000153104 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.49%			7.90%			6.71%
C000014687 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.63%			9.78%				8.70%
C000153103 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.08%			9.24%			7.71%
C000014683 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.50%			5.13%				4.87%
C000014685 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.72%			5.32%				5.07%
C000014684 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.95%			3.61%				3.99%
C000088020 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.43%			4.08%				3.83%
C000014686 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.99%			4.59%				4.35%
C000191058 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.92%			5.50%				5.23%
C000014671 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.50%			5.34%				5.26%
C000014673 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.79%			5.55%				5.48%
C000014672 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.03%			3.85%				4.38%
C000088017 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.42%			4.29%				4.21%
C000014674 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.05%			4.83%				4.75%
C000191055 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.98%			5.72%				5.62%
C000064316 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.88%			5.78%				5.68%
C000064317 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.10%			6.00%				5.89%
C000064318 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.33%			4.28%				4.79%
C000088022 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.81%			4.73%				4.63%
C000064319 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.45%			5.27%				5.16%
C000191060 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.29%			6.16%				6.04%
C000014675 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.37%			6.29%				6.12%
C000014677 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.50%			6.50%				6.33%
C000014676 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.70%			4.76%				5.23%
C000088018 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.18%			5.22%				5.06%
C000014678 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.76%			5.75%				5.58%
C000191056 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.71%			6.65%				6.48%
C000064323 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.81%			6.81%				6.58%
C000064320 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.02%			7.02%				6.79%
C000064321 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.19%			5.29%				5.69%
C000088023 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.69%			5.73%				5.52%
C000064322 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.28%			6.28%				6.05%
C000191061 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.19%			7.18%				6.94%
C000014679 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.35%			7.38%				7.05%
C000014681 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.54%			7.60%				7.27%
C000014680 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.70%			5.86%				6.16%
C000088019 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.26%			6.32%				5.99%
C000014682 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.81%			6.85%				6.53%
C000191057 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.76%			7.76%				7.43%
C000064324 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.93%			8.06%				7.51%
C000064325 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.05%			8.27%				7.72%
C000064326 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.17%			6.52%				6.61%
C000088024 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.74%			6.98%				6.44%
C000064327 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.31%			7.52%				6.98%
C000191062 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.25%			8.43%				7.87%
C000098234 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.36%			8.45%				7.77%
C000098235 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.65%			8.67%				7.98%
C000098236 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.60%			6.89%				6.86%
C000098237 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.27%			7.37%				6.69%
C000098238 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.83%			7.92%				7.23%
C000191063 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.81%			8.83%				8.13%
C000160243 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.62%			8.68%		9.16%
C000160244 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.83%			8.89%		9.38%
C000160245 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.91%			7.12%		8.16%
C000160246 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.52%			7.59%		8.08%
C000160247 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.10%			8.13%		8.62%
C000191064 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.02%			9.05%	9.53%
C000221889 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.90%		9.23%
C000221891 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.11%		9.44%
C000221890 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	6.08%		7.27%
C000221892 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.66%		8.12%
C000221888 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.28%		8.68%
C000221887 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.26%		9.62%
Without Sales Load [Member] | C000225683 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.01%	2.00%
Without Sales Load [Member] | C000225697 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.11%	2.16%
Without Sales Load [Member] | C000225703 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.73%	2.34%
Without Sales Load [Member] | C000225707 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.39%	2.70%
Without Sales Load [Member] | C000225713 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.31%	3.03%
Without Sales Load [Member] | C000225718 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.12%	3.49%
Without Sales Load [Member] | C000225723 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.78%	4.01%
Without Sales Load [Member] | C000225728 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.48%	4.49%
Without Sales Load [Member] | C000225732 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.86%	4.75%
Without Sales Load [Member] | C000225687 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	14.30%	4.92%
Without Sales Load [Member] | C000225695 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	14.20%	5.07%
Without Sales Load [Member] | C000014684 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.23%			4.85%				4.61%
Without Sales Load [Member] | C000014672 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.31%			5.09%				5.00%
Without Sales Load [Member] | C000064318 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.63%			5.52%				5.41%
Without Sales Load [Member] | C000014676 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.03%			6.01%				5.85%
Without Sales Load [Member] | C000064321 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.54%			6.54%				6.31%
Without Sales Load [Member] | C000014680 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.09%			7.12%				6.79%
Without Sales Load [Member] | C000064326 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.59%			7.79%				7.24%
Without Sales Load [Member] | C000098236 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.05%			8.17%				7.49%
Without Sales Load [Member] | C000160245 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.37%			8.40%		8.88%
Without Sales Load [Member] | C000221890 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.55%		8.93%
Russell 3000 (Inception Date 3/10/21) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	21.07%	10.68%
Bloomberg U.S. Aggregate (Inception Date 3/10/21) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.10%	(1.65%)
Russell 3000 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	21.07%			14.23%				12.58%
Bloomberg U.S. Aggregate [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.10%			0.19%				1.61%
Russell 3000 (Inception Date 3/20/2015) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	21.07%			14.23%			12.20%
Bloomberg U.S. Aggregate (Inception Date 3/20/2015) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.10%			0.19%			1.32%
Russell 3000 (Inception Date 9/30/2015) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	21.07%			14.23%		14.16%
Bloomberg U.S. Aggregate (Inception Date 9/30/2015) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.10%			0.19%		1.44%
Russell 3000 (Inception Date 10/23/2017) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	21.07%			14.23%	14.16%
Bloomberg U.S. Aggregate (Inception Date 10/23/2017) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.10%			0.19%	1.44%
Russell 3000 (Inception Date 9/23/2020) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	21.07%		15.85%
Bloomberg U.S. Aggregate (Inception Date 9/23/2020) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.10%		(2.05%)
S&P Target Date 2015 (Inception Date 3/10/21) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.56%	3.14%
S&P Target Date To 2020 (Inception Date 3/10/21) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.37%	2.89%
S&P Target Date To 2025 (Inception Date 3/10/21) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.01%	3.60%
S&P Target Date To 2030 (Inception Date 3/10/21) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.36%	4.49%
S&P Target Date To 2035 (Inception Date 3/10/21) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.73%	5.42%
S&P Target Date To 2040 (Inception Date 3/10/21) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.85%	6.18%
S&P Target Date To 2045 (Inception Date 3/10/21) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	14.73%	6.86%
S&P Target Date To 2050 (Inception Date 3/10/21) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.46%	7.23%
S&P Target Date To 2055 (Inception Date 3/10/21) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.41%	7.27%
S&P Target Date To 2060 (Inception Date 3/10/21) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.45%	7.33%
S&P Target Date To 2065 (Inception Date 3/10/21) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.84%	7.67%
S&P Target Date Retirement Income [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.98%			4.23%				4.21%
S&P Target Date To 2025 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.01%			5.88%				5.63%
S&P Target Date To 2030 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.36%			7.01%				6.41%
S&P Target Date To 2035 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.73%			8.10%				7.11%
S&P Target Date To 2040 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.85%			8.89%				7.68%
S&P Target Date To 2045 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	14.73%			9.55%				8.10%
S&P Target Date To 2050 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.46%			10.00%				8.39%
S&P Target Date To 2055 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.41%			10.01%				8.44%
S&P Target Date To 2060 (Inception Date 9/30/2015) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.45%			10.24%		10.31%
S&P Target Date To 2060 (Inception Date 10/23/2017 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.45%			10.24%	10.31%
S&P Target Date To 2065 (Inception Date 9/23/2020) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.84%		12.50%